Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 98.8%
	Education and Civic Organizations – 12.5%
$1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,151,400
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,312,700
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Series 2019A, 5.000%, 3/15/44	3/29 at 100.00	A2	2,406,080
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,323,815
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Green Series 2019B, 5.000%, 9/01/48	9/29 at 100.00	AA	3,783,870
4,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	4,810,200
1,500	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2019A, 5.000%, 9/01/39	9/29 at 100.00	AA	1,922,130
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa1	78,901
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa1	3,413,158
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa1	691,485
830	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021, 4.000%, 10/01/50	10/31 at 100.00	Baa1	976,512
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	2,177,280
1,395	Savannah Economic Development Authority, Georgia, Revenue Bonds, Savannah State University Projects, Refunding Series 2021, 4.000%, 6/15/40	6/31 at 100.00	A+	1,674,084
24,555	Total Education and Civic Organizations			28,721,615
	Health Care – 9.8%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	10/21 at 100.00	N/R	265,949
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
2,590	4.000%, 7/01/44	7/29 at 100.00	AA+	3,032,113
3,000	4.000%, 7/01/49	7/29 at 100.00	AA+	3,489,120
715	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%, 4/01/50	4/30 at 100.00	A	895,995

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,355	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	$2,757,375
2,500	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA-	2,889,800
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,428,100
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,595,740
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2020A, 4.000%, 2/15/39	2/30 at 100.00	A	2,962,675
21,930	Total Health Care			22,316,867
	Industrials – 1.9%
	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A:
2,500	4.000%, 1/01/36	1/31 at 100.00	BBB-	2,917,150
1,200	4.000%, 1/01/54	1/31 at 100.00	BBB-	1,369,260
3,700	Total Industrials			4,286,410
	Tax Obligation/General – 14.1%
500	Bleckley County School District, Georgia, General Obligation Bonds, Series 2020, 5.000%, 10/01/42	10/30 at 100.00	Aa1	648,635
450	Bryan County School District, Georgia, General Obligation Bonds, Series 2021, 5.000%, 8/01/25	No Opt. Call	AA+	532,156
880	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc Project, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	AA	1,037,995
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,320,780
265	Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021, 5.000%, 6/01/27	No Opt. Call	AA	331,335
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,392,420
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,016,656
1,815	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51 (WI/DD, Settling 9/21/21)	7/31 at 100.00	A1	2,125,256
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,330,714
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,283,554
	Gainesville School District, Georgia, General Obligation Sales Tax Bonds, Series 2020:
1,000	4.000%, 11/01/41	11/30 at 100.00	AA+	1,213,230
1,500	4.000%, 11/01/42	11/30 at 100.00	AA+	1,814,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2019, 5.000%, 2/01/41	2/29 at 100.00	AAA	$2,537,460
1,000	Henry County School District, Georgia, General Obligation Bonds, Series 2021, 4.000%, 8/01/31	No Opt. Call	AA+	1,273,260
240	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019, 5.000%, 3/01/32	3/29 at 100.00	AA+	310,135
1,360	Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32	10/28 at 100.00	AA	1,637,426
	Lumpkin County School District, Georgia, General Obligation Bonds, Series 2020:
505	4.000%, 12/01/35	12/30 at 100.00	Aa1	625,953
300	4.000%, 12/01/36	12/30 at 100.00	Aa1	371,007
1,000	Oconee County School District, Georgia, General Obligation Bonds, Series 2021, 5.000%, 3/01/30	No Opt. Call	AA+	1,332,310
1,000	Sumter County School District, Georgia, General Obligation Bonds, Series 2018, 5.500%, 10/01/27	No Opt. Call	Aa1	1,292,910
500	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35	10/29 at 100.00	Aa2	641,785
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,376,180
	Warner Robins Public Facilities Authority, Georgia, Revenue Bonds, Warner Robins Projects, Series 2018:
1,090	5.000%, 7/01/31	7/28 at 100.00	Aa2	1,383,744
1,195	5.000%, 7/01/32	7/28 at 100.00	Aa2	1,512,834
26,505	Total Tax Obligation/General			32,342,255
	Tax Obligation/Limited – 12.2%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,254,640
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,252,280
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,342,782
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A2	1,717,875
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	A1	2,893,625
425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	485,775
1,055	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/30	1/27 at 100.00	A2	1,267,646
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	643,641
175	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	No Opt. Call	Baa2	196,117
150	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	168,855

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,120	Downtown Savannah Authority, Georgia, Revenue Bonds, Chatham County Judical Complex Project, Series 2020, 5.000%, 6/01/30	6/26 at 100.00	AA+	$1,349,040
2,260	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005, 5.250%, 2/01/28	No Opt. Call	AAA	2,637,104
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,880,009
	Jefferson Public Building Authority, Georgia, Revenue Bonds, Jackson County Project, Series 2021:
340	4.000%, 3/01/26	No Opt. Call	Aa2	393,812
610	4.000%, 3/01/27	No Opt. Call	Aa2	723,637
655	4.000%, 3/01/28	No Opt. Call	Aa2	793,041
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015A, 5.000%, 7/01/42	7/25 at 100.00	AA+	2,329,600
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000	5.000%, 7/01/41	7/26 at 100.00	AA+	2,402,420
2,000	5.000%, 7/01/42	7/26 at 100.00	AA+	2,402,700
1,585	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	1,754,817
23,716	Total Tax Obligation/Limited			27,889,416
	Transportation – 4.3%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	Aa3	2,032,220
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT)	7/29 at 100.00	Aa3	2,302,400
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,686,318
2,000	5.000%, 1/01/33	1/24 at 100.00	Aa3	2,213,540
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	Baa2	177,106
170	5.000%, 1/01/33	1/25 at 100.00	Baa2	187,916
100	5.000%, 1/01/34	1/25 at 100.00	Baa2	110,381
150	5.000%, 1/01/35	1/25 at 100.00	Baa2	165,375
9,005	Total Transportation			9,875,256
	U.S. Guaranteed – 7.2% (6)
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.739%, 3/01/23 (Pre-refunded 1/01/30), 144A (IF) (7)	1/30 at 0.00	Aa2	2,662,145
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,015,880
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,422,708

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31 (Pre-refunded 5/01/24)	5/24 at 100.00	AA+	$564,300
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,419,784
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	AA-	1,460,220
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 100.00	Aa3	1,116,810
4,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47 (Pre-refunded 5/01/26)	5/26 at 100.00	Aaa	4,845,200
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa2	859,345
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2	1,003,950
13,895	Total U.S. Guaranteed			16,370,342
	Utilities – 36.8%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	579,505
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,240,670
1,635	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B, 5.000%, 11/01/47	11/27 at 100.00	Aa2	2,012,031
1,370	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	1,420,252
2,635	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52	5/31 at 100.00	AA-	2,677,476
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,422,125
2,010	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	2,286,777
2,000	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA-	2,512,060
1,900	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/31	3/27 at 100.00	A2	2,299,950
	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020:
500	5.000%, 3/01/30	No Opt. Call	A2	654,725
1,000	4.000%, 3/01/34	3/30 at 100.00	A2	1,203,800
1,250	4.000%, 3/01/35	3/30 at 100.00	A2	1,500,900
1,000	4.000%, 3/01/40	3/30 at 100.00	A2	1,176,520
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,200,779
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,510,125

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019:
$605	5.000%, 3/01/31 – BAM Insured	3/29 at 100.00	AA	$771,889
2,000	5.000%, 3/01/32 – BAM Insured	3/29 at 100.00	AA	2,543,000
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,061,810
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	2,112,960
1,500	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/56	7/28 at 100.00	A	1,817,865
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 5.000%, 1/01/48	7/28 at 100.00	BBB+	3,638,400
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,274,160
550	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2021, 5.000%, 2/01/25	No Opt. Call	Aa2	637,961
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,038,720
320	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2020B, 4.000%, 10/01/39	10/30 at 100.00	Aa1	391,149
2,315	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	2,373,176
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
360	5.500%, 9/15/23	No Opt. Call	A+	397,307
2,630	5.500%, 9/15/27	No Opt. Call	A+	3,310,328
2,750	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/49	No Opt. Call	A3	4,245,725
1,525	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	1,692,857
2,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.40	Aa2	2,138,980
1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	A-	1,029,880
3,325	Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	3,942,718
2,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A, 5.000%, 1/01/49	7/28 at 100.00	A	2,433,740
1,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A, 4.000%, 1/01/51	1/30 at 100.00	A	1,151,050
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2021A:
905	5.000%, 1/01/56	1/30 at 100.00	BBB+	1,105,331
2,405	5.000%, 1/01/63	1/30 at 100.00	BBB+	2,935,327

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	$2,833,670
2,435	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A2	3,089,723
500	Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series 2020, 5.000%, 7/01/31	7/30 at 100.00	Aa2	667,630
1,500	Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA	1,744,920
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,105,390
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	637,961
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	945,112
2,000	Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Aa3	2,359,080
72,625	Total Utilities			84,125,514
$195,931	Total Long-Term Investments (cost $214,109,956)			225,927,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	MUNICIPAL BONDS – 0.1%
	Health Care – 0.1%
$301	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 10/01/21 (4), (5)	No Opt. Call	N/R	$331,438
$301	Total Short-Term Investments (cost $301,472)			331,438
	Total Investments (cost $214,411,428) – 98.9%			226,259,113
	Other Assets Less Liabilities – 1.1%			2,535,719
	Net Assets – 100%			$228,794,832

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$225,661,726	$265,949	$225,927,675
Short-Term Investments:
Municipal Bonds	—	—	331,438	331,438
Total	$ —	$225,661,726	$597,387	$226,259,113

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 93.2%
	MUNICIPAL BONDS – 91.6%
	Consumer Discretionary – 0.2%
$435	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	10/21 at 100.00	N/R	$435,674
	Consumer Staples – 4.5%
5,320	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	5,527,693
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	516,985
665	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/21 at 100.00	N/R	665,406
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	337,907
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,867,966
200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	237,822
1,160	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,280,941
10,825	Total Consumer Staples			11,434,720
	Education and Civic Organizations – 18.1%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,030,570
1,025	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	1,179,191
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	856,663
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 – AGM Insured	10/27 at 100.00	AA	3,618,060
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,170,570
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc Project, Refunding Series, 5.000%, 7/01/33	7/23 at 100.00	A3	2,142,740

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Faciliites, Inc Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	$1,245,120
2,385	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Nicholls State University Student Recreation Center/NSU Facilities Corporation Project, Refunding, 4.000%, 10/01/38	10/30 at 100.00	BBB	2,636,975
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	2,455,460
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,803,750
1,300	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A	6/27 at 100.00	N/R	1,386,697
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Loyola University of New Orleans Project, Series 2021:
1,275	4.000%, 10/01/40	10/31 at 100.00	Baa1	1,525,397
2,220	4.000%, 10/01/41	10/31 at 100.00	Baa1	2,647,949
1,175	4.000%, 10/01/51	10/31 at 100.00	Baa1	1,374,480
220	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	273,843
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/40	4/30 at 100.00	A	2,352,740
1,680	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,775,273
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	236,482
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,761,780
2,595	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A, 5.000%, 7/01/59	7/29 at 100.00	A	3,167,119
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,719,585
1,910	5.000%, 7/01/56	7/26 at 100.00	A	2,180,093
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)	7/27 at 100.00	Caa1	960,000
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,049,045
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Baa1	3,011,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	$1,590,255
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	896,264
40,855	Total Education and Civic Organizations			46,047,711
	Energy – 0.6%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,243,227
175	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	178,846
1,385	Total Energy			1,422,073
	Health Care – 11.5%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
715	5.000%, 12/01/34	12/29 at 100.00	BB	872,350
2,750	5.000%, 12/01/39	12/29 at 100.00	BB	3,308,058
390	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	489,325
505	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	611,399
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,617,550
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus Health, Refunding Series 2019A, 5.000%, 7/01/48	1/29 at 100.00	A+	2,430,260
1,610	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A	1,918,283
1,240	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25	No Opt. Call	A2	1,392,681
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,194,820
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45	6/28 at 100.00	A+	3,622,320
300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	346,557
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	226,734
	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St Tammany Parish Hospital Project, Refunding Series 2018A:
1,715	5.000%, 7/01/36	7/28 at 100.00	AA-	2,108,558
1,400	5.000%, 7/01/37	7/28 at 100.00	AA-	1,717,142
1,000	4.000%, 7/01/43	7/28 at 100.00	AA-	1,134,210

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, Series 2021:
$1,305	4.000%, 3/01/38 – BAM Insured	3/31 at 100.00	AA	$1,548,187
1,430	4.000%, 3/01/40 – BAM Insured	3/31 at 100.00	AA	1,687,800
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,122,172
24,645	Total Health Care			29,348,406
	Housing/Multifamily – 1.2%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,874,712
1,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A	1/30 at 100.00	N/R	1,160,630
2,870	Total Housing/Multifamily			3,035,342
	Housing/Single Family – 0.9%
2,090	Louisiana Housing Corporation Single Family Mortgage Revenue Bonds, Home Ownership Series 2020B, 3.500%, 6/01/50	6/29 at 101.21	Aaa	2,314,111
	Industrials – 3.0%
835	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	859,290
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,090,910
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	43,160
250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	303,542
285	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	313,289
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	109,196
110	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	122,938
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A	11/29 at 100.00	N/R	2,120,600
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	119,325
100	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	115,415

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	$10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	221,142
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	302,439
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	1,346,490
205	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	271,939
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	254,940
7,775	Total Industrials			7,594,625
	Long-Term Care – 1.3%
2,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, The Glen Retirement System Project, Series 2019A, 5.000%, 1/01/49	1/26 at 103.00	N/R	2,808,316
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	436,348
3,200	Total Long-Term Care			3,244,664
	Materials – 1.1%
2,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	2,869,893
	Tax Obligation/General – 5.8%
	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019:
1,055	4.000%, 9/01/37 – BAM Insured	9/29 at 100.00	AA	1,240,184
1,600	4.000%, 9/01/38 – BAM Insured	9/29 at 100.00	AA	1,870,016
	Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series 2021:
265	4.000%, 10/01/37	10/30 at 100.00	BBB	296,236
350	4.000%, 10/01/39	10/30 at 100.00	BBB	380,660
425	4.000%, 10/01/40	10/30 at 100.00	BBB	460,849
	Livingston Parish School District 1, Louisana, General Obligation Bonds, Series 2021:
1,050	4.000%, 5/01/38 – BAM Insured	5/31 at 100.00	AA	1,269,439
545	4.000%, 5/01/39 – BAM Insured	5/31 at 100.00	AA	657,036
1,000	4.000%, 5/01/41 – BAM Insured	5/31 at 100.00	AA	1,199,170
735	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	744,768

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
$125	5.000%, 12/01/27	12/25 at 100.00	A+	$148,268
525	5.000%, 12/01/29	12/25 at 100.00	A+	621,537
350	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	354,651
5,475	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	5,623,208
13,500	Total Tax Obligation/General			14,866,022
	Tax Obligation/Limited – 13.1%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
130	5.000%, 11/15/33	11/25 at 100.00	BB	148,979
1,040	5.000%, 11/15/34	11/25 at 100.00	BB	1,189,947
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,136,950
170	4.000%, 11/15/39	11/25 at 100.00	BB	184,957
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	BB	1,269,425
1,000	5.125%, 1/01/42	1/22 at 100.00	BB	1,015,950
30	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	30,466
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BB	1,208,950
1,000	5.000%, 12/01/34	12/26 at 100.00	BB	1,173,100
3,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	3,711,030
	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B:
2,000	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,410,360
5,000	4.000%, 12/01/42 – AGM Insured	12/29 at 100.00	AA	5,971,400
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	601,495
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	1,670,254
500	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	530,575
675	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	730,951
	Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Office of Juvenile Justice Project, Series 2021:
1,435	4.000%, 10/01/38	10/30 at 100.00	A+	1,720,795
1,490	4.000%, 10/01/39	10/30 at 100.00	A+	1,781,965
365	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	391,441

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	$1,128,200
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,720	0.000%, 7/01/31	7/28 at 91.88	N/R	2,205,621
344	0.000%, 7/01/46	7/28 at 41.38	N/R	114,941
	Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019:
750	4.000%, 8/01/37	8/29 at 100.00	AA	912,622
680	4.000%, 8/01/39	8/29 at 100.00	AA	821,868
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,023,810
110	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	118,917
29,629	Total Tax Obligation/Limited			33,204,969
	Transportation – 9.2%
1,410	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,493,275
785	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	895,559
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	884,276
1,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	1,157,940
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,119,810
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 (AMT)	1/24 at 100.00	AA	2,183,540
1,355	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,449,566
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019:
200	4.000%, 1/01/37	1/29 at 100.00	A2	234,610
1,000	4.000%, 1/01/38	1/29 at 100.00	A2	1,170,550
1,015	4.000%, 1/01/39	1/29 at 100.00	A2	1,185,469
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (AMT)	1/25 at 100.00	A2	2,276,240
	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A:
1,300	5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	1,589,341
2,000	5.000%, 10/01/48 – AGM Insured	10/28 at 100.00	AA	2,415,080

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$840	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	$940,162
2,750	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (AMT)	4/28 at 100.00	AA	3,250,885
1,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,198,750
20,460	Total Transportation			23,445,053
	U.S. Guaranteed – 12.5% (5)
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32 (Pre-refunded 5/01/22)	5/22 at 100.00	A-	1,300,610
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39 (Pre-refunded 2/01/25)	2/25 at 100.00	AA-	1,161,730
500	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/22 (AMT) (ETM)	No Opt. Call	Baa2	524,995
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 (Pre-refunded 11/01/21) – AGM Insured	11/21 at 100.00	AA	1,007,950
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 (Pre-refunded 6/01/23) – AGM Insured	6/23 at 100.00	AA	1,630,935
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42 (Pre-refunded 3/01/22)	3/22 at 100.00	Aa3	921,960
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35 (Pre-refunded 10/01/24)	10/24 at 100.00	A+	2,288,680
2,000	5.000%, 10/01/37 (Pre-refunded 10/01/24)	10/24 at 100.00	A+	2,288,680
3,000	5.000%, 10/01/39 (Pre-refunded 10/01/24)	10/24 at 100.00	A+	3,433,020
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA	1,012,130
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39 (Pre-refunded 2/01/24)	2/24 at 100.00	A+	1,675,215
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41 (Pre-refunded 11/01/25)	11/25 at 100.00	N/R	1,880,345
25	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 (ETM)	No Opt. Call	A2	30,164
	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A:
3,500	5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	AA	3,970,715
1,500	5.000%, 6/15/34 (Pre-refunded 6/15/24)	6/24 at 100.00	AA	1,701,735
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	A	1,663,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	A	$1,541,351
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	A-	230,422
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A	1,334,516
500	5.000%, 4/01/32 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A	535,950
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,583,475
28,520	Total U.S. Guaranteed			31,718,288
	Utilities – 8.6%
1,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	1,940,890
2,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	2,320,980
2,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36	4/26 at 100.00	A	2,261,732
4,750	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	4,946,887
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B, 4.000%, 6/01/50	6/30 at 100.00	A	1,149,150
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22 (4)	No Opt. Call	N/R	2,663
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,021,600
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	388
1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,562,820
365	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	412,132
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2020B, 3.000%, 12/01/50	12/30 at 100.00	A-	1,596,975
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A Refunding, 5.000%, 12/01/32 – BAM Insured	12/28 at 100.00	AA	1,904,565
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,390,900

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	10/21 at 100.00	CCC	$491,210
23,420	Total Utilities			22,004,142
$212,179	Total Municipal Bonds (cost $219,761,127)			232,985,693

Shares	Description (1)	Value
	COMMON STOCKS – 1.6%
	Electric Utilities – 1.6%
111,006	Energy Harbor Corp, (6), (7), (8)	$4,199,690
	Total Common Stocks (cost $2,755,685)	4,199,690
	Total Long-Term Investments (cost $222,516,812)	237,185,383
	Other Assets Less Liabilities – 6.8%	17,201,319
	Net Assets – 100%	$254,386,702
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$232,985,693	$ —	$232,985,693
Common Stocks	—	4,199,690	—	4,199,690
Total	$ —	$237,185,383	$ —	$237,185,383

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.4%
	MUNICIPAL BONDS – 100.4%
	Education and Civic Organizations – 15.0%
$1,995	Appalachian State University, North Carolina, General Revenue Bonds, Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44	5/28 at 100.00	A1	$2,456,743
2,000	Appalachian State University, North Carolina, General Revenue Bonds, Series 2019, 4.000%, 10/01/48	10/29 at 100.00	Aa3	2,324,920
1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A3	1,027,590
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,383,040
	Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019:
620	5.000%, 4/01/26 – AGM Insured	No Opt. Call	AA	739,617
645	5.000%, 4/01/27 – AGM Insured	No Opt. Call	AA	791,163
425	5.000%, 4/01/28 – AGM Insured	No Opt. Call	AA	529,673
465	5.000%, 4/01/29 – AGM Insured	No Opt. Call	AA	589,815
745	5.000%, 4/01/30 – AGM Insured	4/29 at 100.00	AA	938,260
1,500	5.000%, 4/01/40 – AGM Insured	4/29 at 100.00	AA	1,829,805
4,500	North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	AA-	5,272,110
1,205	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%, 10/01/31	No Opt. Call	Baa2	1,608,301
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,043,880
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A, 5.000%, 4/01/28	4/23 at 100.00	A-	1,065,030
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	881,696
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	753,445
5,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38	6/26 at 100.00	BBB+	5,731,800
7,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	9,055,275
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,696,157
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,775,310
1,035	North Carolina Central University, General Revenue Bonds, Series 2019, 5.000%, 4/01/38	4/29 at 100.00	A3	1,271,891

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,745	North Carolina State University at Raleigh, General Revenue Bonds, Series 2020A, 5.000%, 10/01/31	4/30 at 100.00	Aa1	$2,313,521
	University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2021B:
960	5.000%, 12/01/38	12/31 at 100.00	AAA	1,302,893
2,140	5.000%, 12/01/39	12/31 at 100.00	AAA	2,895,934
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,940,800
	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2019:
1,025	5.000%, 6/01/30	6/29 at 100.00	A1	1,321,830
1,000	5.000%, 6/01/31	6/29 at 100.00	A1	1,282,450
1,125	5.000%, 6/01/32	6/29 at 100.00	A1	1,438,144
1,180	5.000%, 6/01/33	6/29 at 100.00	A1	1,503,898
1,240	5.000%, 6/01/34	6/29 at 100.00	A1	1,575,556
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,255,229
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	285,152
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
7,515	5.000%, 10/01/42	10/27 at 100.00	Aa3	9,195,579
1,250	5.000%, 10/01/47	10/27 at 100.00	Aa3	1,526,275
4,415	University of North Carolina, Charlotte, General Revenue Bonds, Series 2020A, 4.000%, 10/01/45	10/29 at 100.00	Aa3	5,149,965
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,251,710
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	1,041,504
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,218,976
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,325,604
6,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	7,296,240
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	5.000%, 10/01/34	10/29 at 100.00	Aa3	1,291,110
1,275	5.000%, 10/01/35	10/29 at 100.00	Aa3	1,643,335
595	4.000%, 10/01/36	10/29 at 100.00	Aa3	708,901
2,045	4.000%, 10/01/37	10/29 at 100.00	Aa3	2,429,562
	University of North Carolina, Wilmington, General Revenue Bonds, Series 2021:
750	4.000%, 10/01/41	10/29 at 100.00	Aa3	882,780
1,000	4.000%, 10/01/50	10/29 at 100.00	Aa3	1,161,290

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$4,500	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018, 5.000%, 10/01/43	4/28 at 100.00	Aa3	$5,465,880
2,910	Western Carolina University, North Carolina, General Revenue Bonds, Series 2020B, 4.000%, 4/01/45	4/30 at 100.00	Aa3	3,381,944
99,955	Total Education and Civic Organizations			119,851,583
	Health Care – 12.2%
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,643,957
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000	5.000%, 1/15/25	No Opt. Call	AA-	2,315,320
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,502,230
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,964,980
13,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021D, 5.000%, 1/15/49 (Mandatory Put 12/01/31)	No Opt. Call	AA-	17,824,771
1,000	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 4.250%, 11/01/32	5/22 at 100.00	BBB	1,014,130
7,480	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	AA-	8,566,021
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	708,285
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A:
14,905	4.000%, 11/01/49	11/29 at 100.00	AA-	17,431,398
5,000	4.000%, 11/01/52	11/29 at 100.00	AA-	5,831,400
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,405,008
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,770,117
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	AA-	2,105,620
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,240,350
	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000	5.000%, 12/01/31	12/28 at 100.00	AA-	1,253,420
1,000	5.000%, 12/01/33	12/28 at 100.00	AA-	1,246,360
	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A:
760	5.000%, 2/01/28	No Opt. Call	AA-	961,415
330	5.000%, 2/01/51(Mandatory Put 2/01/26)	2/26 at 100.00	AA-	395,357

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012:
$865	5.000%, 6/01/25	6/22 at 100.00	BBB+	$892,619
2,000	5.000%, 6/01/32	6/22 at 100.00	BBB+	2,050,500
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
4,010	5.000%, 2/01/45	No Opt. Call	AA	6,056,864
4,060	5.000%, 2/01/49	No Opt. Call	AA	6,344,400
80,075	Total Health Care			97,524,522
	Housing/Single Family – 0.9%
6,545	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-44, 4.000%, 7/01/50	7/29 at 100.00	AA+	7,344,864
	Long-Term Care – 1.2%
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A:
280	4.000%, 3/01/29	3/28 at 103.00	N/R	321,961
285	4.000%, 3/01/30	3/28 at 103.00	N/R	326,889
295	4.000%, 3/01/31	3/28 at 103.00	N/R	336,212
550	4.000%, 3/01/41	3/28 at 103.00	N/R	611,463
1,500	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/49	7/26 at 103.00	N/R	1,691,805
950	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/46	9/28 at 103.00	BBB	1,105,781
2,735	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	2,923,906
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	652,107
225	5.000%, 10/01/31	10/26 at 100.00	BBB	265,676
725	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	825,702
8,095	Total Long-Term Care			9,061,502
	Materials – 0.3%
1,775	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,838,634
	Tax Obligation/General – 14.3%
5,000	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021, 5.000%, 5/01/30	No Opt. Call	AA	6,708,600

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Asheville, North Carolina, General Obligation Bonds, Refunding Series 2020A:
$1,040	2.000%, 6/01/37	6/30 at 100.00	AAA	$1,055,215
1,040	2.000%, 6/01/40	6/30 at 100.00	AAA	1,020,001
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,215,650
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,514,762
2,000	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2019A, 5.000%, 6/01/34	6/29 at 100.00	AAA	2,594,160
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	Aa1	352,431
1,150	5.000%, 6/01/26	No Opt. Call	Aa1	1,397,238
1,000	5.000%, 6/01/28	6/26 at 100.00	Aa2	1,201,010
1,795	5.000%, 6/01/30	6/26 at 100.00	Aa2	2,145,348
	Durham, North Carolina, General Obligation Bonds, Refunding Series 2021:
575	5.000%, 6/01/28	No Opt. Call	AAA	740,790
750	5.000%, 6/01/31	No Opt. Call	AAA	1,033,403
5,300	Forsyth County, North Carolina, General Obligation Bonds, Public Improvement Series 2021B, 4.000%, 3/01/32	3/31 at 100.00	AAA	6,730,523
2,190	Greensboro, North Carolina, General Obligation Bonds, Refunding Series 2020C, 4.000%, 2/01/26	No Opt. Call	AAA	2,539,612
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,214,340
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,846,836
	Holly Springs, North Carolina, Limited Obligation Bonds, Series 2021:
375	4.000%, 4/01/25	No Opt. Call	AA+	424,560
540	4.000%, 4/01/26	No Opt. Call	AA+	628,106
485	5.000%, 4/01/27	No Opt. Call	AA+	602,685
415	5.000%, 4/01/28	No Opt. Call	AA+	528,689
715	5.000%, 4/01/29	No Opt. Call	AA+	932,760
965	5.000%, 4/01/31	No Opt. Call	AA+	1,312,130
450	5.000%, 4/01/32	4/31 at 100.00	AA+	608,886
1,075	4.000%, 4/01/33	4/31 at 100.00	AA+	1,352,092
500	4.000%, 4/01/34	4/31 at 100.00	AA+	626,510
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,474,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Hanover County, North Carolina, General Obligation Bonds, Refunding Series 2021A:
$2,715	4.000%, 8/01/27	No Opt. Call	AAA	$3,264,842
1,165	4.000%, 8/01/28	No Opt. Call	AAA	1,429,455
760	4.000%, 8/01/29	No Opt. Call	AAA	948,685
600	4.000%, 8/01/30	No Opt. Call	AAA	759,606
	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2019B:
670	5.000%, 6/01/28	No Opt. Call	AAA	863,181
5,000	5.000%, 6/01/29	No Opt. Call	AAA	6,599,650
3,000	5.000%, 6/01/30	6/29 at 100.00	AAA	3,931,140
5,000	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2020A, 5.000%, 6/01/29	No Opt. Call	AAA	6,595,250
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/23	No Opt. Call	AAA	4,342,480
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,105,108
	Pender County, North Carolina, Limited General Obligation Bonds, Series 2020A:
555	3.000%, 6/01/40	6/30 at 100.00	Aa3	607,969
500	3.000%, 6/01/45	6/30 at 100.00	Aa3	538,725
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,454,700
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,462,280
4,740	Wake County, North Carolina, General Obligation Bonds, Public Improvement Series 2021, 5.000%, 4/01/31	No Opt. Call	AAA	6,502,048
500	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/35	12/26 at 100.00	AA+	608,580
	Wake County, North Carolina, Limited Obligation Bonds, Series 2018A:
2,000	5.000%, 8/01/32	8/28 at 100.00	AA+	2,537,680
2,045	5.000%, 8/01/36	8/28 at 100.00	AA+	2,593,571
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2019, 5.000%, 9/01/36	9/29 at 100.00	AA+	2,571,220
3,500	Wake County, North Carolina, Limited Obligation Bonds, Series 2021, 4.000%, 3/01/33	3/31 at 100.00	AA+	4,410,455
2,060	Wilmington, North Carolina, General Obligation Bonds, Series 2021A, 5.000%, 5/01/31	No Opt. Call	AAA	2,833,242
	Winston-Salem, North Carolina, General Obligation Bonds, Refunding Series 2020D:
150	5.000%, 6/01/26	No Opt. Call	AAA	182,643
200	5.000%, 6/01/27	No Opt. Call	AAA	250,966
175	5.000%, 6/01/28	No Opt. Call	AAA	225,458
250	5.000%, 6/01/29	No Opt. Call	AAA	329,983
290	5.000%, 6/01/31	No Opt. Call	AAA	399,907
91,900	Total Tax Obligation/General			114,149,761

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 23.2%
	Asheville, North Carolina, Special Obligation Bonds, Series 2021:
$830	5.000%, 4/01/27	No Opt. Call	AA	$1,032,952
1,530	5.000%, 4/01/29	No Opt. Call	AA	1,998,593
650	5.000%, 4/01/30	No Opt. Call	AA	867,470
655	5.000%, 4/01/31	No Opt. Call	AA	892,752
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,456,087
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,599,180
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29	4/27 at 100.00	Aa3	491,168
100	5.000%, 4/01/31	4/27 at 100.00	Aa3	122,177
	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A:
1,010	5.000%, 6/01/40	6/29 at 100.00	AA+	1,281,579
3,500	5.000%, 6/01/44	6/29 at 100.00	AA+	4,429,145
	Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts Facilities Series 2019B:
4,080	5.000%, 6/01/35	6/29 at 100.00	AA+	5,222,400
1,930	5.000%, 6/01/37	6/29 at 100.00	AA+	2,456,543
2,450	4.000%, 6/01/38	6/29 at 100.00	AA+	2,927,774
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,871,957
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2020:
645	5.000%, 12/01/28	No Opt. Call	AAA	842,428
710	5.000%, 12/01/30	No Opt. Call	AAA	968,199
520	5.000%, 12/01/31	12/30 at 100.00	AAA	705,942
800	5.000%, 12/01/32	12/30 at 100.00	AAA	1,081,504
625	4.000%, 12/01/34	12/30 at 100.00	AAA	784,456
	Chatham County, North Carolina, Limited Obligation Bonds, Series 2021A:
275	5.000%, 11/01/31	No Opt. Call	AA+	378,895
325	5.000%, 11/01/33	11/31 at 100.00	AA+	442,553
575	5.000%, 11/01/34	11/31 at 100.00	AA+	778,907
	Cumberland County, North Carolina, Limited Obligation Bonds, Series 2021:
500	4.000%, 11/01/28	No Opt. Call	AA	614,025
500	4.000%, 11/01/30	No Opt. Call	AA	632,605
	Dare County, North Carolina, Limited Obligation Bonds, Series 2021A:
500	4.000%, 6/01/22	No Opt. Call	AA	514,575
500	4.000%, 6/01/24	No Opt. Call	AA	551,915
500	4.000%, 6/01/27	No Opt. Call	AA	596,615
500	4.000%, 6/01/29	No Opt. Call	AA	618,995

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
$500	4.000%, 6/01/38	6/30 at 100.00	Aa2	$602,050
500	4.000%, 6/01/39	6/30 at 100.00	Aa2	600,485
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,475	5.000%, 4/01/32	4/26 at 100.00	A+	1,720,071
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,161,740
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,545,210
2,535	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	3,175,924
	Henderson County, North Carolina, Limited Obligation Bonds, Series 2021:
430	4.000%, 6/01/25	No Opt. Call	AA	489,142
160	4.000%, 6/01/26	No Opt. Call	AA	186,886
265	4.000%, 6/01/28	No Opt. Call	AA	323,146
335	4.000%, 6/01/30	No Opt. Call	AA	421,480
200	4.000%, 6/01/32	6/31 at 100.00	AA	253,616
420	4.000%, 6/01/33	6/31 at 100.00	AA	530,578
341	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	352,495
	Hoke County, North Carolina, Limited General Obligation Bonds, Series 2021:
400	5.000%, 6/01/27	No Opt. Call	Aa3	497,312
500	5.000%, 6/01/28	No Opt. Call	Aa3	636,960
495	5.000%, 6/01/29	No Opt. Call	Aa3	645,129
695	5.000%, 6/01/30	No Opt. Call	Aa3	923,078
400	5.000%, 6/01/31	No Opt. Call	Aa3	542,712
1,820	4.000%, 6/01/32	6/31 at 100.00	Aa3	2,277,366
1,835	4.000%, 6/01/33	6/31 at 100.00	Aa3	2,285,566
1,090	4.000%, 6/01/34	6/31 at 100.00	Aa3	1,352,472
	Johnston County Finance Corporation, North Carolina, Limited Obligation Bonds, Series 2020A:
1,145	5.000%, 4/01/31	4/30 at 100.00	AA	1,520,205
800	5.000%, 4/01/32	4/30 at 100.00	AA	1,055,888
555	5.000%, 4/01/33	4/30 at 100.00	AA	730,130
1,000	3.000%, 4/01/38	4/30 at 100.00	AA	1,118,530
	Moore County, North Carolina, Limited Obligation Bonds, Series 2021:
480	5.000%, 6/01/31	No Opt. Call	AA	656,026
775	4.000%, 6/01/33	6/31 at 100.00	AA	974,973

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Mooresville, North Carolina, Limited Obligation Bonds, Series 2020A:
$350	4.000%, 10/01/27	No Opt. Call	AA	$420,511
300	4.000%, 10/01/28	No Opt. Call	AA	367,161
280	4.000%, 10/01/29	No Opt. Call	AA	348,496
220	4.000%, 10/01/30	No Opt. Call	AA	277,735
125	4.000%, 10/01/32	10/30 at 100.00	AA	156,150
150	4.000%, 10/01/33	10/30 at 100.00	AA	186,705
700	3.000%, 10/01/36	10/30 at 100.00	AA	792,134
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
465	4.375%, 3/01/25, 144A	No Opt. Call	N/R	477,960
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,664,688
3,620	New Hanover County, North Carolina, Limited Obligation Bonds, New Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29	No Opt. Call	AA+	4,776,699
4,500	North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series 2021, 5.000%, 3/01/31 (WI/DD, Settling 9/16/21)	No Opt. Call	AA	6,082,335
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,639,250
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
12,690	5.000%, 5/01/29	5/27 at 100.00	AA+	15,696,261
8,950	5.000%, 5/01/30	5/27 at 100.00	AA+	11,070,792
	North Carolina State, Limited Obligation Bonds, Series 2019A:
2,500	5.000%, 5/01/31	5/29 at 100.00	AA+	3,251,025
2,500	5.000%, 5/01/32	5/29 at 100.00	AA+	3,238,225
	North Carolina State, Limited Obligation Bonds, Series 2020B:
7,600	5.000%, 5/01/28	No Opt. Call	AA+	9,759,084
4,125	5.000%, 5/01/30	No Opt. Call	AA+	5,542,762
2,000	5.000%, 5/01/32	5/30 at 100.00	AA+	2,654,640
5,775	4.000%, 5/01/35	5/30 at 100.00	AA+	7,111,566
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	Aa2	1,219,340
	Orange County, North Carolina, Limited Obligation Bonds, Series 2021A:
500	5.000%, 11/15/25	No Opt. Call	AA+	597,200
375	5.000%, 11/15/26	No Opt. Call	AA+	462,270
700	5.000%, 11/15/27	No Opt. Call	AA+	885,598
500	5.000%, 11/15/28	No Opt. Call	AA+	648,240
11,946	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	13,225,894
2,200	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,531,584

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
$455	5.000%, 10/01/33	10/24 at 100.00	AA+	$519,287
750	5.000%, 10/01/34	10/24 at 100.00	AA+	855,968
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2020A:
795	2.000%, 6/01/36	6/30 at 100.00	AA+	798,951
1,000	2.125%, 6/01/37	6/30 at 100.00	AA+	1,011,720
1,000	2.125%, 6/01/38	6/30 at 100.00	AA+	1,009,070
1,000	2.250%, 6/01/39	6/30 at 100.00	AA+	1,013,060
1,000	2.250%, 6/01/40	6/30 at 100.00	AA+	1,006,740
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,192,220
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Refunding Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,198,803
2,445	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,864,097
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/29	9/27 at 100.00	A1	369,471
3,570	5.000%, 9/01/40	9/27 at 100.00	A1	4,379,426
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500	5.000%, 12/01/30	12/27 at 100.00	A	612,880
250	5.000%, 12/01/33	12/27 at 100.00	A	303,960
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660	5.000%, 12/01/33	12/28 at 100.00	A	821,575
690	5.000%, 12/01/35	12/28 at 100.00	A	855,283
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,204,500
550	Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A, 5.000%, 6/01/25	No Opt. Call	AA+	646,800
151,742	Total Tax Obligation/Limited			185,488,677
	Transportation – 15.6%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,524,280
5,000	5.000%, 7/01/33	7/24 at 100.00	Aa3	5,647,800
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,568,407
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,925	5.000%, 7/01/42	7/27 at 100.00	Aa3	2,373,794
6,610	5.000%, 7/01/47	7/27 at 100.00	Aa3	8,125,805
3,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	Aa3	4,114,320

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
$1,500	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	$1,668,015
11,170	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	12,255,501
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB	767,021
880	0.000%, 7/01/29	7/26 at 87.76	BBB	705,470
175	0.000%, 7/01/32	7/26 at 75.72	BBB	119,693
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB	921,000
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB	1,691,204
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB	1,849,535
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB	1,877,690
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB	1,064,545
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB	1,368,048
15,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47	1/30 at 58.00	AA+	7,450,385
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,000	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,210,080
1,415	5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	1,700,278
4,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018A, 4.000%, 1/01/33	1/28 at 100.00	AA+	5,493,020
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	57,545
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	3,010,895
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	16,501,095
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	15,244,281
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	11,482,646
4,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 – AGM Insured	1/30 at 100.00	AA	5,038,320
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
1,225	5.000%, 5/01/29	5/25 at 100.00	Aa3	1,426,513
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	348,993
790	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	1,014,739
145,935	Total Transportation			124,620,918

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 7.7% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
$300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	$308,547
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	359,972
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	AA-	1,506,738
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	AA+	1,376,121
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	473,324
1,700	5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	2,099,653
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strwan and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	297,876
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	2,731,374
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41 (Pre-refunded 10/01/23)	10/23 at 100.00	AA-	2,853,462
	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017:
2,895	5.000%, 10/01/35 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	3,621,066
2,990	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	3,739,892
960	5.000%, 10/01/47 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	1,200,768
1,930	North Carolina Agrigultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37 (Pre-refunded 10/01/21)	10/21 at 100.00	A1	1,937,546
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
5,000	5.000%, 10/01/41 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+	5,952,350
9,420	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+	11,214,227
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	15,292
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA	530,114
310	6.000%, 1/01/26 (ETM)	No Opt. Call	N/R	384,000
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	A3	2,316,138
2,300	5.000%, 10/01/26 (Pre-refunded 10/01/22)	10/22 at 100.00	A3	2,421,417
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2	777,435
380	5.000%, 6/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2	393,900
3,000	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2	3,109,740

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	Aa1	$3,026,952
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,485,380
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,364,100
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3	2,221,599
54,870	Total U.S. Guaranteed			61,718,983
	Utilities – 10.0%
	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2020:
1,350	5.000%, 4/01/31	4/30 at 100.00	AA-	1,779,381
800	5.000%, 4/01/32	4/30 at 100.00	AA-	1,050,528
2,115	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	2,505,471
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2020B:
500	5.000%, 12/01/27	No Opt. Call	AAA	636,140
410	5.000%, 12/01/29	No Opt. Call	AAA	546,485
940	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/32	7/25 at 100.00	AAA	1,097,685
500	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018, 5.000%, 7/01/44	7/28 at 100.00	AAA	628,885
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	AA+	1,195,170
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,244,629
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,270,870
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,200,767
5,000	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,757,850
4,500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020A, 4.000%, 6/01/45	6/30 at 100.00	AAA	5,386,725
	Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2021A:
500	5.000%, 5/01/28	No Opt. Call	Aa1	638,670
550	5.000%, 5/01/30	No Opt. Call	Aa1	734,701
410	4.000%, 5/01/32	5/31 at 100.00	Aa1	520,466
3,330	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016, 4.000%, 4/01/46	4/26 at 100.00	Aa1	3,756,173

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$4,950	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2019, 5.000%, 8/01/44	8/29 at 100.00	Aa1	$6,282,391
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,139,680
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	794,772
	Lincoln County, North Carolina, Enterprise Systems Revenue Bonds, Series 2020:
485	5.000%, 8/01/28	No Opt. Call	AA	624,059
320	5.000%, 8/01/29	No Opt. Call	AA	419,674
400	5.000%, 8/01/30	No Opt. Call	AA	534,944
215	5.000%, 8/01/31	8/30 at 100.00	AA	286,326
255	3.000%, 8/01/32	8/30 at 100.00	AA	290,677
235	3.000%, 8/01/33	8/30 at 100.00	AA	266,065
175	3.000%, 8/01/34	8/30 at 100.00	AA	197,416
250	3.000%, 8/01/35	8/30 at 100.00	AA	281,455
390	3.000%, 8/01/36	8/30 at 100.00	AA	437,674
245	3.000%, 8/01/37	8/30 at 100.00	AA	274,074
480	3.000%, 8/01/39	8/30 at 100.00	AA	532,008
325	3.000%, 8/01/40	8/30 at 100.00	AA	357,971
1,750	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,975,662
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017, 5.000%, 3/01/43	3/27 at 100.00	A+	1,732,173
2,705	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/25	No Opt. Call	A	3,116,295
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	883,227
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34	6/25 at 100.00	AA	3,678,516
3,345	5.000%, 6/01/35	6/25 at 100.00	AA	3,860,732
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27	No Opt. Call	AA	1,501,315
1,335	5.000%, 6/01/28	6/27 at 100.00	AA	1,635,135
1,000	5.000%, 6/01/33	6/27 at 100.00	AA	1,220,450
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	715,770
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,143,736
2,805	Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding Series 2019, 4.000%, 6/01/45	6/29 at 100.00	Aa3	3,264,964

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
$1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	$1,208,629
500	5.000%, 6/01/32	12/25 at 100.00	AA+	592,045
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	453,072
400	5.000%, 6/01/28	6/27 at 100.00	AA+	497,520
1,400	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA+	1,655,570
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,353,343
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,409,336
365	5.000%, 6/01/29	6/26 at 100.00	AAA	440,380
66,665	Total Utilities			80,007,652
$707,557	Total Long-Term Investments (cost $739,050,780)			801,607,096
	Floating Rate Obligations – (1.2)%			(9,255,000)
	Other Assets Less Liabilities – 0.8%			6,154,879
	Net Assets – 100%			$798,506,975
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$801,607,096	$ —	$801,607,096

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.